Property, Equipment and Deposits (Tables)	6 Months Ended
Jun. 30, 2024
Property, Equipment and Deposits [Abstract]
Schedule of Property, Equipment and Deposits, Net	Property, equipment and deposits, net consisted of the following:
	June 30, 2024	December 31, 2023

Rental vehicles	30,292,967	30,262,689
Furniture and fixtures	1,196,299	1,175,335
Leasehold improvements	677,478	671,391
Less: Accumulated depreciation	(22,724,915)	(18,583,416)
Total property and equipment, net	9,441,829	13,525,999

Vehicle deposits	-	5,476
Total property, equipment and deposits, net	9,441,829	13,531,475

Schedule of Depreciation Expenses	The following table summarizes the depreciation expenses recorded in the unaudited interim condensed consolidated statements of operations for the periods ended June 30, 2024 and 2023.
	June 30, 2024	June 30, 2023
Cost of revenues	4,040,986	4,185,424
General and administrative expenses	183,498	388,302
Total depreciation	4,224,484	4,573,726